Reportable Operating Segments - Business Segments (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2016 location segment	Dec. 31, 2015 location segment
Reportable operating segments
Number of business segments | segment	3	3
Retail Banking
Reportable operating segments
Number of banking locations | location	62	62